Income Taxes (Details Narrative) - USD ($)	2 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 24, 2021	Mar. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Changes in valuation allowance						$ 545,000	$ 213,000
Net operating loss ("NOL") carryforwards						2,100,000
Penalties and Interest Expense						0	0
Proceeds from options exercise						405,000
Proceeds from loan				$ 193,625	$ 684,580
Proceeds from sale of stock				$ 4,599,055			$ 2,445,603
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from options exercise	$ 68,000
Stock options issued	45,625
Proceeds from loan		$ 193,625
Interest rate		1.00%
Frequency of payment		60
Periodic payment		$ 3,300
Sale of stock			1,251,625
Sale of stock, price per share			$ 4.00
Proceeds from sale of stock			$ 4,600,000
Exercise price			$ 4.00
Additional sale of stock			2,498,375